PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Premier State Municipal Bond Fund, Ohio Series. For its semi-annual reporting period ended October 31, 1995, your Series' Class A and Class B shares produced total returns of 6.18% and 5.89%, respectively.* Tax-free income dividends of approximately $.361 per share for Class A shares and $.327 per share for Class B shares were paid.** This amounts to an annualized tax-free distribution rate per share of 5.26% for Class A shares and 4.97 % for Class B shares.*** Class C shares, from their introduction on August 15, 1995 through October 31, provided a total return of 3.87%,* and paid tax-free income dividends of approximately $.129 per share** amounting to an annualized tax-free distribution rate of 4.64%.***
THE ECONOMY
    Concerns about lagging economic growth prompted the Federal Reserve Board to ease the Fed Funds rate in July. The bond market has been well ahead of the Federal Reserve in perceiving that inflation was under control. Long-term interest rates have fallen for nearly 12 months and, accordingly, bond investors have enjoyed significant price appreciation. Economic indicators remain mixed, some causing concern about possible recession, while others point toward continued expansion.
    During times of business uncertainty, attention often shifts to the consumer sector of the economy, particularly regarding the consumer's ability to spend. There are some indications that consumers are being pinched. There is little doubt that the economic recovery has been productivity-driven. That is, corporations have succeeded in paring expenses from their cost of doing business. With this reduction in overhead, bottom line profits have grown dramatically. Yet little of this corporate prosperity has spilled over into the consumer sector of the economy. Wages and salaries grew less than 3% over the past year, barely keeping pace with inflation. An additional consumer concern, new job creation, is at the slowest pace of the post-World War II era. Recent retail sales reports were the weakest since June 1991, when the economy was in recession. Also, there is worry that the coming holiday season will be a poor one for retailers, since debt-burdened consumers may spend cautiously.
    Yet, there are also significant signs of continued growth. Despite indications of a potential slowdown in consumer spending, measures of consumer confidence remain high. Business capital spending and home-building activity have continued, providing substantial fuel for economic growth. Business investment in durable equipment, when calculated as a percentage of Gross Domestic Product (GDP), is at a 35-year high with no sign of a letup.
No wonder industrial production is booming! And while job and wage growth is slow, the index of hours worked (a key determinant of GDP growth and income generation) is rising. Providing additional confidence is the fact that the four-and-a-half-year recovery has been well balanced: corporate debt issuance has been moderate and the banking system is not overstretched.
    We are encouraged by the Federal Reserve's successful handling of several crises (Mexico, derivatives, Japanese banking), any one of which could have threatened the monetary system in the U.S. and/or abroad.
MARKET ENVIRONMENT
    The municipal bond market recovered strongly in 1995 as long-term interest rates fell. If economic conditions remain sluggish and Congress is able to arrive at an acceptable budget accord, there may be a good chance that the Fed will ease further. We believe this indicates a favorable outlook for bond markets in general, particularly with inflation under control. But inflation can only go so low, and we are wary that the bond market's strength may be counting too much on continued improvement on the price front. Thus, while we remain confident in this market environment, we are alert to the stimulatory effect of easing monetary policy and are watchful for any signs of rekindling inflation. Our primary task - to maximize current income exempt from Federal and Ohio State personal income taxes to the extent consistent with the preservation of capital - continues to guide our portfolio management decisions.
    While the municipal market and the Series have performed very well this year, results for municipal securities have been trailing other fixed income markets. Concerns about tax reform may be limiting investor enthusiasm for tax exempt securities. Since April, when serious tax reform proposals began to surface, the municipal rally has lagged, resulting in an increase in municipal yields as a percentage of comparable taxable bond yields. Today, long-term municipal bonds are yielding nearly 90% of U.S. Treasuries, which is a greater yield ratio than existed before the onset of talk about tax reform. While it could be years before an actual change in the tax code is adopted, the market's reaction so early in the proposal cycle suggests to us that the ultimate legislation, if any, may have a less radical effect on the market than feared.
THE PORTFOLIO
    Since last writing to you in May 1995, we have chosen to focus on those issues bearing higher degrees of credit quality and broader measures of liquidity within the context of the Ohio community as well as that of the market in general. During periods when prospects of an acceleration in economic activity and a rise in the rate of inflation were perceived by the bond market, our trading activity sought to emphasize those issues offering generous levels of tax-free income and limited characteristics of volatility. At these times, portfolio liquidity was further enhanced by maintaining higher than normal cash reserve positions in the Series. As economic statistics began to reveal a moderate rate of growth and a benign inflationary environment, we sought to increase the Series' duration and maximize the potential for principal appreciation. During these times, particular emphasis was placed on securing those issues bearing strong characteristics of protection from redemption prior to maturity.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Solid market performance thus far in 1995 has rewarded the patient investor.
    Included in this report is a series of detailed statements about your Series' holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Series and in The Dreyfus Corporation.
                          Very truly yours,
                      [Richard J. Moynihan signature logo]
                          Richard J. Moynihan
                          Director, Municipal Portfolio Management
November 16, 1995
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid, without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B or Class C shares.
**Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Income may be subject to some state and local taxes for non-Ohio residents.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share in the case of Class A shares or net asset value per share in the case of Class B and C shares at the end of the period.

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PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF INVESTMENTS                                                                OCTOBER 31, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-99.9%                                                                AMOUNT           VALUE
                                                                                                --------------    --------------
OHIO--93.1%
Akron, Waterworks System Mortgage Improvement Revenue
    6%, 3/1/2014 (Insured; FGIC)............................................                    $    1,000,000   $  1,031,370
Akron Bath Copley Joint Township Hospital District, Revenue
    (Summa Health Systems) 5.75%, 11/15/2008................................                         5,000,000      5,103,050
Akron-Wilbeth Housing Development Corp., First Mortgage Revenue
    7.90%, 8/1/2003 (Insured; FHA)..........................................                         1,805,000      2,138,979
Allen County, Industrial First Mortgage Revenue, Refunding
    6.75%, 11/15/2008 (Guaranteed; K-Mart Corp.)............................                         1,280,000      1,198,938
Anthony Wayne Local School District 5.75%, 12/1/2024 (Insured; FGIC)........                         1,000,000      1,001,970
City of Barberton, Hospital Facilities Revenue
    (The Barberton Citizens Hospital Co. Project) 7.25%, 1/1/2012...........                         2,400,000      2,587,080
Buckeye Valley Local School District (Delaware County)
    5.25%, 12/1/2020 (Insured; MBIA)........................................                         3,140,000      2,994,744
Butler County, Hospital Facilities Revenue, Refunding and Improvement
    (Fort Hamilton Hughes Hospital) 7.25%, 1/1/2001.........................                         4,000,000      4,099,480
City of Cambridge, HR Refunding (Guernsey Memorial Hospital Project)
    8%, 12/1/2006...........................................................                         2,000,000      2,168,360
Canton 7.875%, 12/1/2008 (Prerefunded 12/1/1998) (a)........................                         1,000,000      1,114,150
Clermont County, Hospital Facilities Revenue, Refunding (Mercy Health
Systems):
    6%, 9/1/2019 (Insured; AMBAC)...........................................                         2,000,000      2,052,840
    7.50%, 9/1/2019 (Prerefunded 9/1/2001) (Insured; AMBAC) (a).............                         180,000         208,219
City of Cleveland:
    COP (Motor Vehicle, Motorized and Communication Equipment)
      7.10%, 7/1/2002.......................................................                         2,000,000      2,138,440
    Parking Facility Improvement Revenue 8%, 9/15/2012......................                         5,000,000      5,362,050
    School District 8%, 12/1/2001...........................................                         1,675,000      1,958,628
    Waterworks First Mortgage Revenue:
      5.50%, 1/1/2013 (Insured; MBIA).......................................                         2,660,000      2,678,913
      5.50%, 1/1/2021 (Insured; MBIA).......................................                         5,000,000      5,009,750
Cuyahoga County:
    Health Care Facilities Revenue (Judson Retirement Community)
      8.875%, 11/15/2019....................................................                         3,500,000      3,826,235
    HR:
      (Meridia Health Systems):
          7.25%, 8/15/2019..................................................                         4,715,000      5,043,918
          7%, 8/15/2023.....................................................                         1,750,000      1,855,175
      Refunding:
          (Cleveland Clinic Foundation) 8%, 12/1/2015.......................                         1,000,000      1,077,290
          (Mount Sinai Medical Center) 8.125%, 11/15/2014...................                         1,000,000      1,081,370
    Jail Facilities 7%, 10/1/2013 (Prerefunded 10/1/2001) (a)...............                         6,125,000      7,020,291

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                     OCTOBER 31, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                               -------------      --------------
OHIO (CONTINUED)
Delaware City School District 5.75%, 12/1/2020 (Insured; FGIC)..............                    $    1,000,000  $   1,002,790
Eaton, IDR Refunding (Baxter International Inc. Project) 6.50%, 12/1/2012...                         1,500,000      1,541,265
Euclid City School District 7.10%, 12/1/2011................................                         1,000,000      1,105,120
Village of Evendale, IDR Refunding (Ashland Oil Inc. Project) 6.90%, 11/1/2010                       2,000,000      2,104,900
Fairfield City School District, School Improvement Unlimited Tax:
    7.20%, 12/1/2011 (Insured; FGIC)........................................                         1,000,000      1,173,660
    7.20%, 12/1/2012 (Insured; FGIC)........................................                         1,250,000      1,457,337
    6.10%, 12/1/2015 (Insured; FGIC)........................................                         2,000,000      2,076,920
    6%, 12/1/2020 (Insured; FGIC)...........................................                         2,000,000      2,052,360
Fairlawn, Health Care Facilities Revenue (Village at Saint Edward Project)
    8.75%, 10/1/2019........................................................                         2,420,000      2,629,088
Franklin County:
    Hospital Improvement Revenue (The Children's Hospital Project) 6.60%, 11/1/2011                  1,500,000      1,616,205
    HR:
      (Holy Cross Health Systems Corp.-Mount Carmel Health)
          6.75%, 6/1/2019 (Insured; MBIA)...................................                         2,500,000      2,701,875
      Refunding Improvement:
          (The Children's Hospital Project) 6.60%, 5/1/2013.................                         4,000,000      4,199,040
          (Worthington Christian Village Congregate Care Project):
            10.25%, 8/1/2015................................................                         820,000         896,711
            7.80%, 2/1/2017 (Insured; FHA)..................................                         5,690,000      6,348,162
Gallia County, Local School District 7.375%, 12/1/2004......................                         570,000         672,395
Greater Cleveland Gateway Economic Development Corp.:
    Senior Lien Excise Tax Revenue 6.875%, 9/1/2005 (Insured; FSA)..........                         1,500,000      1,670,010
    Stadium Revenue 7.50%, 9/1/2005.........................................                         5,675,000      6,214,068
Hamilton County:
    Hospital Facilities Improvement Revenue, Refunding (Deaconess Hospital)
      7%, 1/1/2012..........................................................                         2,570,000      2,752,676
    Hospital Facilities Refunding Revenue (Episcopal Retirement Homes, Inc.)
      6.80%, 1/1/2008 (LOC; The Fifth Third Bank) (b).......................                         1,450,000      1,588,721
    Mortgage Revenue (Judson Care Center) 7.80%, 8/1/2019 (Insured; FHA)....                         3,970,000      4,325,950
    Sewer Systems Improvement Revenue, Refunding
      5.50%, 12/1/2017 (Insured; FGIC)......................................                         5,500,000      5,468,430
Hilliard School District, School Improvement 5.75%, 12/1/2019 (Insured; FGIC)                        4,500,000      4,517,235
Kirtland Local School District 7.50%, 12/1/2009.............................                         760,000         837,763
Knox County, IDR (Weyerhaeuser Co. Project) 9%, 10/1/2007...................                         1,000,000      1,256,650
Lorain County, HR Refunding (EMH Regional Medical Center)
    5.375%, 11/1/2021 (Insured; AMBAC)......................................                         4,650,000      4,407,223
Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris Industries Inc.)
    7.25%, 6/1/2006.........................................................                         1,300,000      1,397,305

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                     OCTOBER 31, 1995 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                 --------------    --------------
OHIO (CONTINUED)
Mahoning County, Health Care Facilities Revenue
    (Youngstown Osteopathic Hospital Project)
    7.60%, 8/1/2010 (LOC; Marine Midland Bank) (b)..........................                    $    3,775,000  $    4,175,376
Marion County, Health Care Facilities Revenue (United Church Homes Inc.),
    Refunding and Improvement 6.375%, 11/15/2010............................                         3,000,000      3,000,990
Miami County, Hospital Facilities Revenue, Refunding
    (Upper Valley Medical Center) 8.375%, 5/1/2013..........................                         525,000         561,477
Montgomery County, Water Revenue (Greater Moraine-Beavercreek)
    6.25%, 11/15/2012 (Insured; FGIC).......................................                         1,500,000      1,584,165
Moraine, Solid Waste Disposal Revenue (General Motors Corp. Project)
    6.75%, 7/1/2014.........................................................                         5,000,000      5,635,100
Mount Vernon City School District 5.85%, 12/1/2019 (Insured; FGIC)..........                         1,000,000      1,006,370
Muskingum County, Revenue, Refunding (Franciscan Health Advisory Services)
    7.50%, 3/1/2012.........................................................                         3,185,000      3,308,419
North Royalton City School District 6.10%, 12/1/2019 (Insured; MBIA)........                         2,000,000      2,095,240
State of Ohio:
    Economic Development Revenue:
      Ohio Enterprise Bond Fund (VSM Corp. Project) 7.375%, 12/1/2011.......                         885,000         942,746
      (Sponge Inc. Project) 8.375%, 6/1/2014................................                         1,640,000      1,848,067
    Mortgage Revenue (Odd Fellows Home Ohio Inc. Project)
      8.15%, 8/1/2017 (Insured; FHA)........................................                         350,000         378,833
    PCR (Standard Oil Co. Project)
      6.75%, 12/1/2015 (Guaranteed; British Petroleum Co. p.l.c.)...........                         1,350,000      1,558,953
Ohio Air Quality Development Authority, Revenue:
    (Columbus and Southern Power Co. Project)
      6.375%, 12/1/2020 (Insured; FGIC).....................................                         2,000,000      2,111,260
    Pollution Control:
      (Cincinnati Gas and Electric) 10.125%, 12/1/2015 (Prerefunded 12/1/1995) (a)                     900,000        927,000
      (Pennsylvania Power Co. Project):
          5.90%, 5/1/2018 (Insured; AMBAC)..................................                         1,500,000      1,511,385
          8.10%, 9/1/2018...................................................                         1,000,000      1,072,740
      Refunding:
          (Cleveland Electric Illuminating Co. Project) 6.85%, 7/1/2023.....                         5,250,000      5,147,310
          (Ohio Edison):
            7.45%, 3/1/2016 (Insured; FGIC).................................                         3,500,000      3,909,080
            5.625%, 11/15/2029 (Insured; AMBAC).............................                         1,650,000      1,637,575
    Refunding:
      (Cincinnati Gas Electic) 5.45%, 1/1/2024 (Insured; MBIA)..............                         3,000,000      2,921,850
      (Dayton Power and Light Co. Project) 6.10%, 9/1/2030..................                         3,500,000      3,552,115
      (JMG Funding Limited Partnership Project)
          6.375%, 4/1/2029 (Insured; AMBAC).................................                         2,500,000      2,636,650

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                     OCTOBER 31, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                 --------------    --------------
OHIO (CONTINUED)
Ohio Air Quality Development Authority, Revenue (continued):
    Refunding (continued):
      (Ohio Power Co. Project) 7.40%, 8/1/2009..............................                    $    1,500,000  $   1,576,140
Ohio Building Authority, State Facilities:
    (Adult Correctional) 5.90%, 10/1/2012 (Insured; MBIA)...................                         1,000,000      1,038,690
    (Juvenile Correctional Projects) 6.60%, 10/1/2014 (Insured; AMBAC)......                         1,660,000      1,818,198
Ohio Capital Corp. for Housing, MFHR Refunding
    7.60%, 11/1/2023 (Collateralized; FNMA).................................                         1,250,000      1,338,012
Ohio Higher Educational Facility Community, Revenue
    (Case Western Reserve Project):
      7.70%, 10/1/2018 (Prerefunded 10/1/1997) (a)..........................                         485,000         528,034
      7.70%, 10/1/2018......................................................                         15,000          16,331
      6%, 10/1/2022.........................................................                         1,000,000      1,025,250
    (Oberlin College Project) 5.375%, 10/1/2015.............................                         1,750,000      1,704,027
Ohio Housing Finance Agency:
    Mortgage Revenue (Saint Francis Court Apartment Project)
      8%, 10/1/2026 (Insured; FHA)..........................................                         695,000         751,886
    SFMR (GNMA Mortgage Backed Securities Program):
      8.25%, 12/15/2019 ....................................................                         175,000         187,294
      8.125%, 3/1/2020......................................................                         430,000         461,811
      Zero Coupon, 9/1/2021.................................................                         18,390,000    2,409,826
      7.85%, 9/1/2021.......................................................                         2,040,000      2,173,600
      7.65%, 3/1/2029.......................................................                         5,420,000      5,675,174
      7.80%, 3/1/2030.......................................................                         3,240,000      3,439,228
Ohio Turnpike Commission, Turnpike Revenue 5.75%, 2/15/2024.................                         7,250,000      7,285,597
Ohio Water Development Authority:
    Pollution Control Facilities Revenue:
      (Cleveland Electric Illuminating Project) 8%, 10/1/2023...............                         5,800,000      6,192,892
      (Ohio Edison) 8.10%, 10/1/2023........................................                         3,700,000      3,965,142
      (Pennsylvania Power Co. Project) 8.10%, 9/1/2018......................                         2,000,000      2,153,920
      Refunding:
          (Ohio Edison) 7.625%, 7/1/2023....................................                         5,000,000      5,355,750
          (Toledo Edison Co.):
            7.55%, 6/1/2023.................................................                         2,000,000      2,060,640
            8%, 10/1/2023...................................................                         3,635,000      3,769,241
    Revenue (Fresh Water) 5.90%, 12/1/2015 (Insured; AMBAC).................                         4,000,000      4,078,840
Ottawa County, Sanitary Sewer Systems Special Assessment
    (Portage-Catawba Island Sewer Project) 7%, 9/1/2011 (Insured; AMBAC)....                         1,000,000      1,127,220
Shelby County, Hospital Facilities Revenue, Refunding and Improvement
    (The Shelby County Memorial Hospital Association) 7.70%, 9/1/2018.......                         2,500,000      2,648,925
South Euclid, Recreation Facilities 7%, 12/1/2011...........................                         2,285,000      2,513,477

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                       OCTOBER 31, 1995 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                 --------------    --------------
OHIO (CONTINUED)
South Western City School District, (Franklin and Pickway Counties)
    5%, 12/1/2013 (Insured; MBIA)...........................................                    $    2,825,000  $   2,659,709
Southwest Regional Water District, Water Revenue:
    6%, 12/1/2015 (Insured; MBIA)...........................................                         1,600,000      1,654,240
    6%, 12/1/2020 (Insured; MBIA)...........................................                         1,250,000      1,285,087
Springdale, Hospital Facilities First Mortgage Revenue,
    (Southwestern Seniors Services, Inc.):
      5.875%, 11/1/2012.....................................................                         3,000,000      2,848,950
      6%, 11/1/2018.........................................................                         1,250,000      1,135,875
Stark County, Refunding 5.70%, 11/15/2017 (Insured; AMBAC)..................                         1,675,000      1,680,662
Student Loan Funding Corp.:
    Student Loan Revenue, Refunding 7.20%, 8/1/2003.........................                         3,150,000      3,362,625
    Student Loan Senior Subordinated Revenue 6.15%, 8/1/2010................                         6,775,000      6,931,232
Sylvania City School District 5.75%, 12/1/2022 (Insured; FGIC)..............                         1,750,000      1,750,613
University of Cincinnati, COP 6.75%, 12/1/2009 (Insured; MBIA)..............                         750,000         834,413
University of Ohio, General Receipts, 5%, 12/1/2018 (Insured; FGIC).........                         1,250,000      1,163,375
University of Toledo, General Reciepts 5.75%, 12/1/2008 (Insured; FGIC).....                         4,000,000      4,153,360
Warren 7.75%, 11/1/2010 (Prerefunded 11/1/2000) (a).........................                         2,785,000      3,267,835
Washington, Water Systems Mortgage Revenue:
    5.30%, 12/1/2013 (Insured; AMBAC).......................................                         1,000,000      978,900
    5.375%, 12/1/2019 (Insured; AMBAC)......................................                         1,500,000      1,450,785
U.S. RELATED--6.8%
Puerto Rico Highway and Transportation Authority, Highway Revenue
    5.45%, 7/1/2007.........................................................                         5,500,000      5,438,840
University of Puerto Rico, University Revenue 5.25%, 6/1/2025 (Insured; MBIA)                        9,475,000      9,083,683
Virgin Islands Public Finance Authority, Revenue Refunding
    Matching Fund Loan Notes 7.25%, 10/1/2018...............................                         2,200,000      2,343,088
Virgin Islands Water and Power Authority, Electric Systems Revenue 7.40%, 7/1/2011                   3,450,000      3,696,261
                                                                                                                  -------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $283,633,534).....................................................                                         $301,302,478
                                                                                                                   =============
SHORT-TERM MUNICIPAL INVESTMENT--.1%
OHIO;
Montgomery County, IDR (Modern Industrial Plastics Project)
    VRDN 4.325% (LOC; Industrial Bank of Japan) (b,c)
    (cost $400,000).........................................................                    $       400,000    $    400,000
                                                                                                                   =============
TOTAL INVESTMENTS--100.0%
    (cost $284,033,534).....................................................                                         $301,702,478
                                                                                                                   =============


PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      IDR     Industrial Development Revenue
COP           Certificate of Participation                       LOC     Letter of Credit
FGIC          Financial Guaranty Insurance Company               MBIA    Municipal Bond Investors Assurance
FHA           Federal Housing Administration                                 Insurance Corporation
FNMA          Federal National Mortgage Association              MFHR    Multi-Family Housing Revenue
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
GNMA          Government National Mortgage Association           SFMR    Single-Family Mortgage Revenue
HR            Hospital Revenue                                   VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (D)              OR          MOODY'S             OR         STANDARD & POOR'S                 PERCENTAGE OF VALUE
--------                           --------                       ------------------               ------------------
AAA                                Aaa                            AAA                               40.0%
AA                                 Aa                             AA                                10.6
A                                  A                              A                                 20.7
BBB                                Baa                            BBB                               19.0
B                                  B                              B                                  7.0
F1                                 MIG1                           SP1                                 .1
Not Rated(e)                       Not Rated(e)                   Not Rated(e)                       2.6
                                                                                                   -------
                                                                                                   100.0%
                                                                                                   =======

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (b)  Secured by letters of credit.
    (c) Security payable on demand. The interest rate, which is subject to change, is based upon prime rates or an index of market interest rates.
    (d) Fitch currently provides creditworthiness information for a limited number of investments.
    (e) Securities which, while not rated by Fitch, Moody's or Standard & Poors have been determined by the Manager to be of comparable quality to those rated securities in which the Series may invest.
    (f) At October 31, 1995, the Series had $78,627,514 (25.7% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.







See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF ASSETS AND LIABILITIES                                                   OCTOBER 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $284,033,534)-see statement.....................................                                    $301,702,478
    Interest receivable.....................................................                                       5,921,042
    Receivable for shares of Beneficial Interest subscribed.................                                         144,761
    Prepaid expenses........................................................                                           9,882
                                                                                                               -------------
                                                                                                                 307,778,163
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                      $142,777
    Due to Distributor......................................................                         80,259
    Due to Custodian........................................................                        593,819
    Payable for shares of Beneficial Interest redeemed......................                        403,608
    Accrued expenses........................................................                         26,638          1,247,101
                                                                                                ------------         ---------
NET ASSETS..................................................................                                         $306,531,062
                                                                                                                   =============
REPRESENTED BY:
    Paid-in capital.........................................................                                       $284,565,059
    Accumulated undistributed net realized gain on investments..............                                         4,297,059
    Accumulated net unrealized appreciation on investments-Note 3...........                                         17,668,944
                                                                                                                  -------------
NET ASSETS at value.........................................................                                         $306,531,062
                                                                                                                   =============
Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                         20,715,790
                                                                                                                   =============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                         2,803,576
                                                                                                                   =============
-----
    Class C Shares
      (unlimited number of $.001 par value shares authorized)...............                                         80
                                                                                                                   =============
NET ASSET VALUE per share:
    Class A Shares
      ($269,972,805 / 20,715,790 shares)....................................                                         $13.03
                                                                                                                   =============
    Class B Shares
      ($36,557,214 / 2,803,576 shares)......................................                                         $13.04
                                                                                                                   =============
    Class C Shares
      ($1,043 / 80 shares)..................................................                                         $13.04
                                                                                                                   =============
See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                       $  9,953,790
    EXPENSES:
      Management fee-Note 2(a)..............................................                    $   846,491
      Shareholder servicing costs-Note 2(c).................................                        478,316
      Distribution fees-Note 2(b)...........................................                         87,796
      Custodian fees........................................................                         17,056
      Prospectus and shareholders' reports..................................                         5,851
      Registration fees.....................................................                         1,782
      Trustees' fees and expenses-Note 2(d).................................                         1,550
      Miscellaneous.........................................................                           441
                                                                                                ----------
          TOTAL EXPENSES....................................................                                         1,439,283
                                                                                                                   -----------
          INVESTMENT INCOME-NET.............................................                                         8,514,507
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                     $4,531,770
    Net unrealized appreciation on investments..............................                      5,271,530
                                                                                                 ----------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         9,803,300
                                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $18,317,807
                                                                                                                   =============













See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
STATEMENT OF CHANGES IN NET ASSETS
                                                                                          YEAR ENDED         SIX MONTHS ENDED
                                                                                          APRIL 30,          OCTOBER 31, 1995
                                                                                          1995               (UNAUDITED)
                                                                                    --------------    -------------------
OPERATIONS:
    Investment income-net................................................            $  17,976,032              $  8,514,507
    Net realized gain (loss) on investments..............................                (231,734)                 4,531,770
    Net unrealized appreciation (depreciation) on investments for the period           (1,447,408)                 5,271,530
                                                                                    -------------              -------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............            16,296,890                    18,317,807
                                                                                    -------------              -------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Class A shares.....................................................            (16,395,897)                   (7,629,372)
      Class B shares.....................................................            (1,580,135)                      (885,125)
      Class C shares.....................................................               ---                                (10)
    Net realized gain on investments:
      Class A shares.....................................................             (737,090)                          ---
      Class B shares.....................................................             (80,832)                         ---
                                                                                    -------------               -------------
          TOTAL DIVIDENDS................................................         (18,793,954)                     (8,514,507)
                                                                                    -------------               -------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares.....................................................          14,075,586                      4,960,087
      Class B shares.....................................................           7,880,402                      3,648,796
      Class C shares.....................................................           ---                            1,000
    Dividends reinvested:
      Class A shares.....................................................            11,395,733                    5,022,781
      Class B shares.....................................................            1,146,894                     622,191
      Class C shares.....................................................            ---                           10
    Cost of shares redeemed:
      Class A shares.....................................................         (43,645,693)                  (21,933,559)
      Class B shares.....................................................          (3,696,758)                  (1,615,143)
                                                                                    -------------               -------------
          (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS.         (12,843,836)                   (9,293,837)
                                                                                    -------------                -------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS......................         (15,340,900)                     509,463
NET ASSETS:
    Beginning of period..................................................            321,362,499                  306,021,599
                                                                                    -------------              -------------
    End of period........................................................            $306,021,599                $306,531,062
                                                                                    =============              =============


                                                                            SHARES
                                   --------------------------------------------------------------------------------------------
                                                   CLASS A                         CLASS B                   CLASS C
                                   -----------------------------------  -----------------------------------------------------
                                   YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED        PERIOD ENDED
                                    APRIL 30,   OCTOBER 31, 1995        APRIL 30,     OCTOBER 31, 1995      OCTOBER 31, 1995
                                      1995        (UNAUDITED)             1995          (UNAUDITED)           (UNAUDITED)*
                                   -----------  -----------------    --------------  -----------------    -------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold..........            1,122,269      385,430             625,670          283,660                  79
    Shares issued for
      dividends reinvested            911,859       390,243              91,754          48,297                    1
    Shares redeemed......          (3,506,799)   (1,705,842)          (296,186)        (125,322)                 ---
                                   -----------    -----------       -----------      -----------         -----------
      NET INCREASE
          (DECREASE) IN SHARES
          OUTSTANDING....          (1,472,671)    (930,169)             421,238         206,635                   80
                                   ===========    ===========       ===========      ===========         ===========
*  From August 15, 1995 (commencement of initial offering) to October 31,
1995.

See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.

                                                                                 CLASS A SHARES
                                                 -----------------------------------------------------------------------
                                                                                                                SIX MONTHS ENDED
                                                                       YEAR ENDED APRIL 30,                    OCTOBER 31, 1995
                                                 --------------------------------------------------
PER SHARE DATA:                                    1991        1992         1993          1994        1995        (UNAUDITED)
                                                 -------     -------      -------      -------      -------      -------------

    Net asset value, beginning of period..        $11.54      $12.00       $12.35       $13.09      $12.70          $12.62
                                                  ------      ------      ------        ------      ------          ------
    INVESTMENT OPERATIONS:
    Investment income-net.................         .86          .80          .77          .74        .73               .36
    Net realized and unrealized gain (loss)
      on investments......................         .46          .36          .81         (.36)      (.05)              .41
                                                  ------      ------      ------        ------      ------          ------
      TOTAL FROM INVESTMENT OPERATIONS....         1.32        1.16          1.58        .38          .68              .77
                                                  ------      ------      ------        ------      ------          ------
    DISTRIBUTIONS:
    Dividends from investment income-net..         (.86)       (.80)        (.77)        (.74)      (.73)            (.36)
    Dividends from net realized gain
      on investments......................          .-         (.01)        (.07)        (.03)      (.03)             .-
                                                  ------      ------      ------        ------      ------          ------
      TOTAL DISTRIBUTIONS.................         (.86)       (.81)        (.84)        (.77)      (.76)           (.36)
                                                  ------      ------      ------        ------      ------          ------
    Net asset value, end of period........        $12.00      $12.35       $13.09       $12.70     $12.62           $13.03
                                                  ======      ======      ======        ======      ======          ======
TOTAL INVESTMENT RETURN (1)...............        11.84%       9.97%       13.24%        2.78%      5.63%           12.26%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets        .21%        .52%        .70%          .81%        .92%           .87%(2)
    Ratio of net investment income to
      average net assets..................         7.20%       6.53%        6.03%        5.57%      5.84%           5.60%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..         .78%        .41%        .23%          .12%        .01%              .-
    Portfolio Turnover Rate...............        3.00%       13.68%       6.08%         7.73%      39.53%         27.92%(3)
    Net Assets, end of period (000's Omitted)    $176,223    $243,074     $295,564     $293,706    $273,225         $269,973
(1)    Exclusive of sales load.
(2)    Annualized.
(3)    Not annualized.



See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.


                                                                   CLASS B SHARES                       CLASS C SHARES
                                                 --------------------------------------------------   -------------------
                                                                                      SIX MONTHS ENDED   PERIOD ENDED
                                                            YEAR ENDED APRIL 30,     OCTOBER 31, 1995  OCTOBER 31, 1995
                                                      ----------------------------
PER SHARE DATA:                                      1993(1)     1994      1995        (UNAUDITED)     (UNAUDITED)(2)
                                                    -------    -------    -------  -------------------  -----------------
    Net asset value, beginning of period....         $12.69    $13.09     $12.71         $12.63           $12.68
                                                     ------    ------     ------          ------          ------
    INVESTMENT OPERATIONS:
    Investment income-net...................          .20        .66        .66            .33              .13
    Net realized and unrealized gain (loss)
      on investments........................          .40       (.35)      (.05)            .41             .36
                                                     ------     ------    ------         ------           ------
      TOTAL FROM INVESTMENT OPERATIONS......          .60          .31      .61           .74                .49
                                                     ------     ------    ------         ------           ------
    DISTRIBUTIONS:
    Dividends from investment income-net....          (.20)      (.66)    (.66)          (.33)              (.13)
    Dividends from net realized gain
      on investments........................          .-        (.03)      (.03)            .-               .-
                                                     ------     ------    ------         ------           ------
      TOTAL DISTRIBUTIONS...................          (.20)      (.69)    (.69)          (.33)              (.13)
                                                     ------     ------    ------         ------           ------
    Net asset value, end of period..........         $13.09    $12.71     $12.63          $13.04           $13.04
                                                     ======     ======    ======         ======           ======
TOTAL INVESTMENT RETURN (3).................         16.36%(4)  2.24%      5.06%        11.68%(4)        18.11%(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.        1.17%(4)    1.38%      1.44%          1.41%(4)         1.63%(4)
    Ratio of net investment income to
      average net assets....................         4.62%(4)   4.89%      5.29%          5.04%(4)        4.73%(4)
    Decrease reflected in above expense ratios due
      to undertakings by the Manager........          .13%(4)    .10%        .01%         .-                 .-
    Portfolio Turnover Rate.................          6.08%      7.73%     39.53%        27.92%(5)        27.92%(5)
    Net Assets, end of period (000's Omitted)        $8,482    $27,657    $32,797        $36,557               $1
(1)    From January 15, 1993 (commencement of initial offering) to April 30, 1993.
(2)    From August 15, 1995 (commencement of initial offering) to October 31, 1995.
(3)    Exclusive of sales load.
(4)    Annualized.
(5)    Not annualized.


See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Premier State Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering fifteen series including the Ohio Series (the "Series"). Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services , Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
    The Series offers Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within five years of purchase and Class C shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Other differences between the three Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: The Series' investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Series follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Series.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $232,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1995. If not applied, the carryover expires in fiscal 2003.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .55 of 1% of the average daily value of the Series' net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Series' aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Series for any full fiscal year. There was no expense reimbursement for the six months ended October 31, 1995.
    Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $425 during the six months ended October 31, 1995 from commissions earned on sales of the Series' shares.
    (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Series pays the Distributor for distributing the Series' Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1995, $87,794 was charged to the Series for the Class B shares and $2 was charged to the Series for Class C shares.
    (C) Under the Shareholder Services Plan, the Series pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Series and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. For the period ended October 31, 1995, $340,871, $43,897 and $1 were charged to Class A, Class B and Class C shares, respectively, by the Distributor pursuant to the Shareholder Services Plan.
    (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities amounted to $114,311,538 and $124,061,372, respectively, for the six months ended October 31, 1995, and consisted entirely of long-term and short-term municipal investments.
    At October 31, 1995, accumulated net unrealized appreciation on investments was $17,668,944, consisting of $18,123,982 gross unrealized appreciation and $455,038 gross unrealized depreciation.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).





PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
    We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Premier State Municipal Bond Fund, Ohio Series (one of the Series constituting the Premier State Municipal Bond
Fund) as of October 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended April 30, 1995 and financial highlights for each of the five years in the period ended April 30, 1995 and in our report dated June 6, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
  [Ernst and Young LLP signature logo]


New York, New York
December 7, 1995



[Dreyfus lion "d" logo]
PREMIER STATE MUNICIPAL
BOND FUND, OHIO SERIES
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                   057/619/689SA9510
[Dreyfus logo]
Semi-Annual Report
Premier State
Municipal Bond Fund
Ohio Series
October 31, 1995